Deferred expenses	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Deferred expenses
22 Deferred expenses

	2023	2022

Deferred transaction costs for investment management services	447	452

Current	20	29

Non-current	427	424

Deferred transaction costs

On January 1, 2023	452

Costs deferred during the year	29

Amortization through income statement	(21)

Net exchange differences	(14)

On December 31, 2023	447

On January 1, 2022	428

Costs deferred during the year	28

Amortization through income statement	(28)

Net exchange differences	25

On December 31, 2022	452